Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Total revenue	$ 87,641,416	$ 16,506,426	$ 135,082,056	$ 45,364,632	$ 96,516,439	$ 202,437,316	$ 75,516,562
Deferred revenue	40,110,763		40,110,763		22,171,808	3,920,648
Pay-it-forward receipts offset against selling and marketing costs	2,200,000	1,200,000	2,500,000	2,900,000	4,200,000	23,800,000	0
Transferred at Point in Time
Revenue Recognition
Total revenue					60,002,166	198,201,716	73,927,248
Transferred over Time
Revenue Recognition
Total revenue					36,514,273	4,235,600	1,589,314
Angel Guild
Revenue Recognition
Total revenue	46,803,621	7,576,999	81,501,139	12,239,312	35,646,375	2,940,290
Deferred revenue	39,400,000		39,400,000		19,800,000	2,900,000	0
Theatrical
Revenue Recognition
Total revenue	32,579,632	4,492,280	40,307,838	12,876,923	29,445,641	106,838,828	4,720,674
Deferred revenue	100,000		100,000		1,000,000	0	0
Content licensing
Revenue Recognition
Total revenue	6,565,573	1,986,740	9,162,077	12,051,753	16,588,700	38,687,753	11,924,036
Deferred revenue	0		$ 0		$ 0	100,000	400,000
Term of agreements					3 years
Content licensing | Maximum
Revenue Recognition
Term of agreements			10 years		10 years
Merchandise
Revenue Recognition
Total revenue	1,126,830	745,181	$ 2,070,674	2,612,373	$ 5,808,750	18,020,076	23,609,414
Pay it Forward
Revenue Recognition
Total revenue	20,735		719,370		5,610,677	31,856,327	33,980,046
Theatrical Pay it Forward
Revenue Recognition
Total revenue	222,831	1,200,298	758,092	4,788,232	2,213,993	3,430,855
Other
Revenue Recognition
Total revenue	322,194	$ 504,928	562,866	$ 796,039	1,202,303	663,187	1,282,392
Deferred revenue	$ 600,000		$ 600,000		$ 1,000,000	$ 0	$ 200,000